Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Preferred stock - par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000
Common stock - par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	150,407,990	150,582,990
Common stock shares outstanding	150,407,990	150,582,990
Puttable Common Stock
Temporary equity, shares issued	75,000	250,000
Temporary equity, shares outstanding	75,000	250,000
Redemption amount	$ 750	$ 2,500
Series C Convertible Preferred Stock
Preferred stock shares issued	1,000	1,000
Preferred stock shares outstanding	1,000	1,000